Lease Arrangements - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	£ 8	£ 12	£ 15
Leases with future cash outflows	£ 5	£ 9